Company level financial information	12 Months Ended
Dec. 31, 2025
Company level financial information
Company level financial information

34Company level financial information

The following presents condensed parent company financial information of the Group.

(i)	Condensed statements of profit or loss

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Other income	6,468	10,433	12,719	5,539
General and administrative expenses	(37,854)	(20,345)	(20,138)	(14,582)
Other net (loss)/income	(11,418)	5,558	(554)	63,113
Operating (loss)/income	(42,804)	(4,354)	(7,973)	54,070
Finance income/(costs)	25,608	44,400	8,750	(160,205)
Other expenses	—	—	—	(70,332)
(Loss)/profit before taxation	(17,196)	40,046	777	(176,467)
Income tax expense	—	(3,137)	—	(1,543)
(Loss)/profit for the year/period	(17,196)	36,909	777	(178,010)

(ii)	Condensed statements of profit or loss and other comprehensive income

	For the year	For the	For the year	For the year
	ended	six months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
(Loss)/profit for the year/period	(17,196)	36,909	777	(178,010)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	383,743	(86,224)	36,184	1,584
Other comprehensive income/(loss) for the year/period	383,743	(86,224)	36,184	1,584
Total comprehensive income/(loss) for the year/period	366,547	(49,315)	36,961	(176,426)

(iii)	Condensed statements of financial position

		As at December 31,
	Note	2024	2025
		RMB’000	RMB’000
ASSETS
Non-current assets
Investments in subsidiaries
- Cost-accounted investments in subsidiaries		2,288,729	3,460,965
- Amounts due from subsidiaries		723,420	1,006,137
Financial derivative assets		—	774,103

		3,012,149	5,241,205
Current assets
Other receivables		4,094	215
Cash and cash equivalents		8,706	2,036,747
		12,800	2,036,962

Total assets		3,024,949	7,278,167

EQUITY
Share capital	26(a)	94	94
Additional paid-in capital	26(a)	4,686,201	2,908,972
Other reserves		(1,290,819)	403,687
Accumulated losses		(689,124)	(867,134)

Total equity		2,706,352	2,445,619

LIABILITIES
Non-current liabilities
Loans and borrowings		—	2,406,744
Financial derivative liabilities		—	1,184,050
		—	3,590,794
Current liabilities
Other payables		313,221	1,241,754
Deferred income		5,376	—

		318,597	1,241,754

Total liabilities		318,597	4,832,548

Total equity and liabilities		3,024,949	7,278,167

(iv)	Condensed statements of cash flows

	For the year	For the	For the year	For the year
	ended	six months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(43,240)	(22,277)	(19,192)	(11,661)
Net cash from/(used in) investing activities	528,830	259,852	932,096	(220,726)
Net cash from/(used in) financing activities	43,396	(1,083,077)	(1,276,775)	2,283,638
Net increase/(decrease) in cash and cash equivalents	528,986	(845,502)	(363,871)	2,051,251
Cash and cash equivalents at beginning of the year/period	646,921	1,225,474	372,459	8,706
Effect of movements in exchange rates on cash held	49,567	(7,513)	118	(23,210)
Cash and cash equivalents at end of the year/period	1,225,474	372,459	8,706	2,036,747

As of December 31, 2025, RMB5,429,808,000 of the restricted capital and reserves were not available for distribution, and therefore, the condensed financial information of the Company as of December 31, 2024 and 2025 and for the year ended June 30, 2023, six months ended December 31, 2023 and years ended December 31, 2024 and 2025 has been presented.